Investments in Associates and Joint Venture (Table)	12 Months Ended
Dec. 31, 2025
Investments in Associates and Joint Venture [Abstract]
Summary of caption
As of December 31, this caption includes the following:

In thousands of soles	Percentage ownership interest	2025	2024	2023
Associates
Ciclotrón Colombia S.A.S. (a)	32.50	15,524	12,170	10,347
Ciclotrón Perú S.A. (c)	49.00	7,624	7,792	5,655
Joint Venture
Pet CT Perú S.A. (b)	50.00	6,700	5,443	4,582

		29,848	25,405	20,584

(a)
It is dedicated to the production and commercialization of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography) and scintigraphy and its fiscal address is Calle 30 N 46 - 25 Medellín – Colombia.

(b)	It is dedicated to providing medical diagnostic imaging services and cancer treatment, using PET / CT molecular imaging technology.
(c)	It is dedicated to the production of radiopharmaceuticals used for diagnostic images of PET (positron emission tomography).

Summary of the consolidated statement of profit or loss and other comprehensive income
The Group has recognized the following amounts in the consolidated statement of profit or loss and other comprehensive income:

In thousands of soles	2025	2024	2023
Profit
Associate
Ciclotrón Colombia S.A.S.	7,136	5,495	4,063
Ciclotrón Perú S.A.	1,469	2,444	1,497
Joint Venture
Pet CT Perú S.A.	1,809	861	730

	10,414	8,800	6,290

Other comprehensive income
Associate
Ciclotrón Colombia S.A.S.	—	—	(42)

Summary of the group in the profit or loss, assets, and liabilities
The interest of the Group in the profit or loss, assets, and liabilities of its associate and joint venture is the following:

In thousands of soles	Assets	Liabilities	Income	Expenses	Interest (%)
As of December 31, 2025
Ciclotrón Perú S.A.	17,527	2,321	13,232	9,992	49.0
Pet CT Perú S.A.	18,233	3,842	21,774	18,623	50.0
Ciclotrón Colombia S.A.S.	56,060	12,868	63,082	41,124	32.5

As of December 31, 2024
Ciclotrón Perú S.A.	16,656	5,910	18,389	12,894	49.0
Pet CT Perú S.A.	18,473	6,820	19,142	15,843	50.0
Ciclotrón Colombia S.A.S.	41,849	17,825	43,350	30,503	32.5

As of December 31, 2023
Ciclotrón Perú S.A.	15,326	4,493	11,171	8,177	49.0
Pet CT Perú S.A.	15,467	4,348	17,101	14,671	50.0
Ciclotrón Colombia S.A.S.	46,897	19,975	42,181	29,680	32.5

Summary of The annual movement of investments in the associate
The annual movement of investments in the associate and joint venture during the year includes:

In thousands of soles	2025	2024	2023
As of January 1	25,405	20,584	13,096
Group’s share in profit or loss	10,414	8,800	6,290
Group’s share in other comprehensive income	—	—	(42)
Collection of dividends	(6,488)	(2,709)	(157)
Exchange difference	517	(1,270)	1,397

As of December 31	29,848	25,405	20,584